As filed with the Securities and Exchange Commission on November 27, 2000

                                                     Registration No. 333-47384


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            -------------------------

                                    FORM N-14

 -                                          -
| |Pre-Effective Amendment No.__          |X| Post-Effective Amendment No._1_
 -
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            -------------------------

                             LIBERTY FUNDS TRUST III*
               (Exact Name of Registrant as Specified in Charter)

                                  617-426-3750

                        (Area Code and Telephone Number)

                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111
                    (Address of Principal Executive Offices)

                            -------------------------
                                WILLIAM J. BALLOU
                             Liberty Funds Group LLC

                              One Financial Center

                           Boston, Massachusetts 02111

                    (Name and Address of Agents for Service)

                            -------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                            -------------------------

It is proposed that this filing will become effective on December 27, 2000 pursuant to Rule 488.

                            -------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to shares previously registered on the aforesaid Registration Statement.

*On behalf of its Liberty Select Value Fund, The Liberty Fund, Liberty Special Fund and Liberty Contrarian Equity Fund series.

     This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-47384) of Liberty Funds Trust III, which was filed with the Securities and Exchange Commission on October 5, 2000 (the "Registration Statement"), hereby incorporates by reference the following documents that are contained in the Registration Statement:

     (a) with respect to the acquisition of Stein Roe Disciplined Stock Fund and Liberty Small-Cap Value Fund by Liberty Select Value Fund, Part A (Prospectus/Proxy Statement) and Part B (Statement of Additional Information) of the Registration Statement;

     (b) with respect to the acquisition of Liberty Contrarian Small-Cap Fund by Liberty Special Fund, Part A (Prospectus/Proxy Statement) and Part B (Statement of Additional Information) of the Registration Statement;

     (c) with respect to the acquisition of Liberty Contrarian Balanced Fund by Liberty Contrarian Equity Fund, Part A (Prospectus/Proxy Statement) and Part B (Statement of Additional Information) of the Registration Statement;

     (d) with respect to the acquisition of Liberty Strategic Balanced Fund by The Liberty Fund, Part A (Prospectus/Proxy Statement) and Part B (Statement of Additional Information) of the Registration Statement.

Part C.  OTHER INFORMATION

Item  15.

Indemnification Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of the Registrant's Trustees and officers. The effect of the relevant section of Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, is to provide indemnification for each of the Registrant's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Registrant, and except that no Trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such Trustee or officer shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)            Amendment No. 3 to the Agreement and Declaration of Trust (1)

   (b)            Amendment No. 4 to the Agreement and Declaration of Trust (2)

   (c)            Amendment No. 5 to the Agreement and Declaration of Trust (3)

(2)(c)            By-Laws, as amended (3)

(3)               Not Applicable

(4)(a) Form of Agreement and Plan of Reorganization between Stein Roe Disciplined Stock Fund and Liberty Select Value Fund (9)

   (b) Form of Agreement and Plan of Reorganization between Liberty Small-Cap Value Fund and Liberty Select Value Fund (9)

   (c) Form of Agreement and Plan of Reorganization between Liberty Strategic Balanced Fund and The Liberty Fund (9)

   (d) Form of Agreement and Plan of Reorganization between Liberty Contrarian Small Cap Fund and Liberty Special Fund (9)

   (e) Form of Agreement and Plan of Reorganization between Liberty Contrarian Balanced Fund and Liberty Contrarian Balanced Fund
                  (9)

(5)               Article III, Section 4, Article V, Section 1, Article VIII
                  Section 4 and Article IX Sections 1 and 7 of the Agreement and Declaration of Trust, as amended, and Sections 2.1, 2.3 and 2.5 of the By-Laws, as amended, each define the rights of shareholders

(6)(a)            Form of Management Agreement (The Liberty Fund) (4)

   (b)            Form of Management Agreement (Liberty Select Value Fund) (5)

   (c)            Form of Management Agreement (Liberty Special Fund)(6)

   (d)            Form of Management Agreement (Liberty Contrarian Equity
                  Fund)(6)

(7)(a) Distribution Agreement (incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 17 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529 filed with the Commission on May 24, 1999)

   (b) Appendix I to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

   (e)           Form of Selling Agreement with Liberty Funds Distributor, Inc.
                 (incorporated herein by reference to Exhibit 6.(b) to Post-Effective Amendment No. 49 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529 filed with the Commission on November 10, 1998)

   (f) Form of Asset Retention Agreement (incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 10 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

(8) Discussion of trustee compensation is incorporated by reference from the second paragraph under the sub-caption "Trustee Compensation" in the Proxy/Prospectus filed herewith.

(9)(a) Global Custody Agreement with The Chase Manhattan Bank (incorporated herein by reference to Exhibit 8. to Post-Effective Amendment No. 13 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529, filed with the Commission on or about October 24, 1997)

   (b) Amendment No. 13 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C,
                 Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

   (c)           Form of Custody Agreement with State Street Bank and Trust
                 Company(6)

(10)(a)        Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C,
               Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

    (b) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

    (c) Appendix I to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

    (d) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (o) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(11)(a) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Stein Roe Disciplined Stock Fund (9)

    (b) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Liberty Small Cap Value Fund (9)

    (c) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Liberty Strategic Balanced Fund (9)

    (d) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Liberty Contrarian Small Cap Fund (9)

    (e) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Liberty Contrarian Balanced Fund (9)

(12)(a)        Opinion and Consent of Counsel on Tax Matters and
               Consequences to Shareholders of Bell, Boyd & Lloyd with respect to the Acquisition of Stein Roe Disciplined Stock Fund (9)

    (b)        Opinion and Consent of Counsel on Tax Matters and
               Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Stein Roe Disciplined Stock Fund (9)

    (c)        Opinion and Consent of Counsel on Tax Matters and
               Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Small Cap Value Fund (9)

    (d)        Opinion and Consent of Counsel on Tax Matters and
               Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Strategic Balanced Fund (9)

    (e)        Opinion and Consent of Counsel on Tax Matters and
               Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Contrarian Small Cap Fund (9)

    (f)        Opinion and Consent of Counsel on Tax Matters and
               Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Contrarian Balanced Fund (9)

(13)           Not Applicable

(14)(a)        Consent of Independent Accountants (Arthur Andersen)

    (b)        Consent of Independent Accountants (PWC)

    (c)        Consent of Independent Auditors (E&Y)

    (d)        Consent of Independent Accountants (KPMG)

(15)           Not Applicable

(16)(a)        Power of Attorney for: Tom Bleasdale,  Lora S. Collins, James E.
               Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel and Anne-Lee Verville - filed with Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

    (b)        Power of  Attorney  for  Joseph R.  Palombo - filed with Part C,
               Item 23 of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 31, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

(17)(a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9(b) to Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

    (b) Amendment No. 18 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended
               - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

    (c) Amendment No. 23 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended
               - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

    (d)        Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in
               Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement of Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529) Filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

    (e) Amendment to Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

    (f) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made part of this Registration Statement

    (g) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America filed as Exhibit (h)(8) in Part C,
               Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

    (h) Code of Ethics of The Liberty Funds, Colonial Management Associates, Inc., Stein Roe & Farnham Incorporated, Newport Fund Management, Inc., Liberty Funds Distributor, Inc. - filed in Part C, Item 23 of Post-Effective Amendment No. 27 to the Registration Statement of Liberty Funds Trust V, (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 31, 2000, and is hereby incorporated and made a part of this Registration Statement

    (i)        Form of Proxy Card and Proxy Insert
               (Stein Roe Disciplined Stock Fund)(9)

    (j)        Form of Proxy Card and Proxy Insert
               (Liberty Small Cap Value Fund)(9)

    (k)        Form of Proxy Card and Proxy Insert
               (Liberty Strategic Balanced Fund)(9)

    (l)        Form of Proxy Card and Proxy Insert
               (Liberty Contrarian Small Cap Fund)(9)

    (m)        Form of Proxy Card and Proxy Insert
               (Liberty Contrarian Balanced Fund)(9)

    (n) The following documents, each filed via EDGAR and listed with their filing accession number, are incorporated by reference into the Proxy/Prospectus and the Statement of Additional Information for the funds referenced below:

o The Class A, B and C share Prospectus of the Select Value Fund dated March 1, 2000 - 0000021832-00-000046

o    As supplemented on August 21, 2000 - 0000021832-00-000195

o    The Class Z share Prospectus of the Select Value Fund dated
     March 1, 2000 - 0000021832-00-000046

o    As supplemented on August 21, 2000 - 0000021832-00-000195

o    As supplemented on October 23, 2000 - 0000021832-00-000276

o The Class S share Prospectus of the Select Value Fund dated November 1, 2000 - 0000021832-00-000331

o The Prospectus of the Disciplined Stock Fund dated February 1, 2000 - 0000773757-00-000004

o    As supplemented on February 11, 2000 - 0000773757-00-000016

o    As supplemented on April 20, 2000 - 0000773757-00-000023

o    As supplemented on June 5, 2000 - 0000021832-00-000100

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on July 14, 2000 - 0000021832-00-000123

o    As supplemented on August 2, 2000 - 0000021832-00-000175

o    As supplemented on August 11, 2000 - 0000021832-00-000179

o    As supplemented on August 28, 2000 - 0000021832-00-000209

o    As supplemented on September 1, 2000- 0000021832-00-000219

o    As supplemented on November 1, 2000 - 0000021832-00-000321

o    The   Prospectuses  of  the  Small  Cap  Fund  dated  November  1,  1999  -
     0000021832-99-000045

o    As supplemented on December 28, 1999 - 0000276716-99-000023

o    As supplemented on August 2, 2000 - 0000021832-00-000174

o    As supplemented on August 15, 2000 - 0000021832-00-000185

o    As supplemented on October 23, 2000 - 0000021832-00-000279

o    As supplemented on October 26, 2000 - 0000021832-00-000322

o The Statement of Additional Information of the Disciplined Stock Fund dated February 1, 2000 - 0000773757-00-000004

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o The Statement of Additional Information of the Small Cap Fund dated November 1, 1999 - 0000021832-99-000045

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o The Class A, B, C and Z share Statement of Additional Information of the Select Value Fund dated March 1, 2000 - 0000021832-00-000046

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o The Class S share Statement of Additional Information of the Select Value Fund dated November 1, 2000 - 0000021832-00-000331

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Disciplined Stock Fund dated September 30, 1999 - 0000891804-99-002507

o    The  financial   statements   included  in  the  Disciplined  Stock  Fund's
     Semi-Annual    Report   to   Shareholders    dated   March   31,   2000   -
     0000891804-00-001050

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Small Cap Fund dated June 30, 2000
     - 0000950156-00-000463

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Select Value Fund dated October 31, 1999 - 0000950156-99-000765

o    The  financial   statements   included  in  the  Select Value  Fund's
     Semi-Annual    Report   to   Shareholders    dated   April 30,   2000   -
     0000950135-00-003563

o The Statement of Additional Information of the Select Value Fund dated November 17, 2000 relating to the Acquisitions.

o    The Prospectus of the Liberty Fund dated March 1, 2000 -
     0000276716-00-000013

o    As supplemented on August 21, 2000 - 0000021832-00-000186

o    The   Prospectus   of  the   Strategic   Fund   dated   March  1,   2000  -
     0000883163-00-000016

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 1, 2000 - 0000883163-00-000069

o    As supplemented on October 23, 2000 - 0000021832-00-000279

o    As supplemented on October 26, 2000 - 0000021832-00-000322

o The Statement of Additional Information of the Strategic Fund dated March 1, 2000 - 0000883163-00-000016

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o The Statement of Additional Information of the Liberty Fund dated March 1, 2000 - 0000276716-00-000013

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Strategic Fund dated October 31, 1999 - 0000950146-00-000026

o The financial statements included in the Strategic Fund's Semi-Annual Report to Shareholders dated April 30, 2000 - 0001005477-00-005056

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Liberty Fund dated October 31, 1999 - 0000950146-00-000030

o The financial statements included in the Liberty Fund's Semi-Annual Report to Shareholders dated April 30, 2000 - 0001005477-00-005057

o The Statement of Additional Information of the Liberty Fund dated November 17, 2000 relating to the Acquisition.

o The Class A, B and C share Prospectus of the Special Fund dated March 1, 2000 - 0000276716-00-000014

o    As supplemented on October 26, 2000 - 0000021832-00-000322

o    As supplemented on November 7, 2000 - 0000021832-00-000330

o The Class I share Prospectus of the Special Fund dated November 1, 2000 - 0000021832-00-000334

o    The   Prospectuses   of  the  Small  Cap  Fund   dated   March  1,  2000  -
     0000276716-00-000014

o    As supplemented on May 5, 2000 - 0000021832-00-000075

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 1, 2000 - 0000883163-00-000069

o The Statement of Additional Information of the Small Cap Fund dated March 1, 2000 - 0000276716-00-000014

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000883163-00-000084

o The Class A, B and C share Statement of Additional Information of the Special Fund dated March 1, 2000 - 0000276716-00-000014

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000883163-00-000084

o The Class I share Statement of Additional Information of the Special Fund dated November 1, 2000 - 0000021832-00-000334

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Small Cap Fund dated October 31, 1999 - 0000950146-00-000038

o The financial statements included in the Small Cap Fund's Semi-Annual Report to Shareholders dated April 30, 2000 - 0000950135-00-003559

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Special Fund dated October 31, 1999 - 0000950146-00-000038

o The financial statements included in the Special Fund's Semi-Annual Report to Shareholders dated April 30, 2000 - 0000950135-00-003559

o The Statement of Additional Information of the Special Fund dated November 17, 2000 relating to the Acquisition.

o    The Class A, B and C share Prospectus of the Equity Fund   dated March  1,
     2000  -  0000276716-00-000014

o    As supplemented on October 26, 2000 - 0000021832-00-000322

o    As supplemented on November 7, 2000 - 0000021832-00-000330

o    The Class I share Prospectus of the Equity Fund   dated March  1,
     2000  -  0000276716-00-000014

o    As supplemented on May 5, 2000 - 0000021832-00-000075

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on October 26, 2000 - 0000021832-00-000322

o    The   Prospectuses   of  the   Balanced   Fund   dated   March  1,  2000  -
     0000276716-00-000014

o    As supplemented on May 5, 2000 - 0000021832-00-000075

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 1, 2000 - 0000883163-00-000069

o    As supplemented on October 23, 2000 - 0000021832-00-000279

o    As supplemented on October 26, 2000 - 0000021832-00-000322

o The Statement of Additional Information of the Balanced Fund dated March 1, 2000 - 0000276716-00-000014

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 -  0000883163-00-000084

o    As supplemented on October 23, 2000 - 0000021832-00-000279

o The Statement of Additional Information of the Equity Fund dated March 1, 2000 - 0000276716-00-000014

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000883163-00-000084

o    As supplemented on October 23, 2000 - 0000021832-00-000279

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Balanced Fund dated October 31, 1999 - 0000950146-00-000038

o The financial statements included in the Balanced Fund's Semi-Annual Report to Shareholders dated April 30, 2000 - 0000950135-00-003559

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Equity Fund dated October 31, 1999 - 0000950146-00-000038

o The financial statements included in the Equity Fund's Semi-Annual Report to Shareholders dated April 30, 2000 - 0000950135-00-003559

o The Statement of Additional Information of the Equity Fund dated November 17, 2000 relating to the Acquisition.



-----------------

(1) Incorporated by reference to Post-Effective Amendment No. 97 to Form N-1A filed on or about February 13, 1997.

(2) Incorporated by reference to Post-Effective Amendment No. 104 to Form N-1A filed on or about October 30, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 110 to Form N-1A filed on or about August 12, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 94 to Form N-1A filed on or about July 28, 1995.

(5) Incorporated by reference to Post-Effective Amendment No. 107 to Form N-1A filed on or about December 31, 1998.

(6) Incorporated by reference to Post-Effective Amendment No. 101 to Form N-1A filed on or about July 24, 1998.

(7) Incorporated by reference to Post-Effective Amendment No. 113 to Form N-1A filed on or about February 17, 2000.

(8) Incorporated by reference to Post-Effective Amendment No. 109 to Form N-1A filed on or about March 1, 1999.

(9) Incorporated by referenced to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on or about October 5, 2000.


Item 17. Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of Liberty Funds Trust III (Trust), as amended, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by officers of the Trust as officers and by its Trustees as trustees and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property of Liberty Funds Trust III.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts, on the 27th day of November, 2000.

                                   LIBERTY FUNDS TRUST III



                                   By:/s/STEPHEN E. GIBSON
                                      ---------------------------------
                                      Stephen E. Gibson

                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE              TITLE                                   DATE
---------              -----                                   ----


/s/STEPHEN E. GIBSON   President (chief                        November 27, 2000
--------------------   executive officer)
Stephen E. Gibson


/s/JOSEPH R. PALOMBO   Principal Accounting Officer and
-----------------      Principal Financial Officer             November 27, 2000
Joseph R. Palombo

/s/TOM BLEASDALE*                  Trustee
-------------------
   Tom Bleasdale

/s/LORA S. COLLINS*                Trustee
-------------------
   Lora S. Collins

/s/JAMES E. GRINNELL*              Trustee
---------------------
   James E. Grinnell

/s/RICHARD W. LOWRY*               Trustee
--------------------
   Richard W. Lowry

/s/SALVATORE MACERA*               Trustee
--------------------
   Salvatore Macera

                                              */s/ WILLIAM J. BALLOU
                                              ----------------------
                                                   William J. Ballou
/s/WILLIAM E. MAYER*               Trustee         Attorney-in-fact
--------------------                               For each Trustee
   William E. Mayer                                November 27, 2000

/s/JAMES L. MOODY, JR. *           Trustee
------------------------
   James L. Moody, Jr.

/s/JOHN J. NEUHAUSER*              Trustee
---------------------
   John J. Neuhauser

/s/JOSEPH R. PALOMBO*              Trustee
---------------------
   Joseph R. Palombo

/s/THOMAS E. STITZEL*              Trustee
---------------------
   Thomas E. Stitzel

/s/ANNE-LEE VERVILLE*              Trustee
---------------------
   Anne-Lee Verville

                                  EXHIBIT INDEX

Exhibit               Item


(14)(a)        Consent of Independent Accountants (Arthur Andersen)

    (b)        Consent of Independent Accountants (PWC)

    (c)        Consent of Independent Auditors (E&Y)

    (d)        Consent of Independent Accountants (KPMG)